Chesapeake Funding II LLC
Series 2015-1 and Series 2015-2 Notes
Receivable Agreed-Upon Procedures

Report To:
Element Financial Corporation
J.P. Morgan Chase Bank, N.A.
Barclays Capital Inc.
BNP Paribas
Merrill Lynch, Pierce, Fenner & Smith Incorporated
Bank of Tokyo-Mitsubishi UFJ
Crédit Agricole Corporate and Investment Bank
CIBC World Markets Corp.
Deutsche Bank Securities Inc.
HSBC
Mizuho Bank, Ltd.
National Bank
RBC Capital Markets LLC
TD Securities (USA) LLC
BMO Capital Markets Corp.

30 November 2015

Element Financial Corporation

J.P. Morgan Chase Bank, N.A.
Barclays Capital Inc.
BNP Paribas
Merrill Lynch, Pierce, Fenner & Smith Incorporated
Bank of Tokyo-Mitsubishi UFJ
Crédit Agricole Corporate and Investment Bank
CIBC World Markets Corp.
Deutsche Bank Securities Inc.
HSBC
Mizuho Bank, Ltd.
National Bank
RBC Capital Markets LLC
TD Securities (USA) LLC
BMO Capital Markets Corp.

Re:          Chesapeake Funding II LLC Series 2015-1 and Series 2015-2 Notes (the “Notes”)
Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Chesapeake Funding II LLC   (the “Issuer”) and Element Financial Corporation (the “Sponsor”) in evaluating the accuracy of certain information with respect to a pool of automobile leases and loans and other lease information (the “Receivables”) relating to the Chesapeake Funding II LLC Series 2015-1 and Series 2015-2 Notes transaction (the “Transaction”). This agreed-upon procedures engagement was conducted in accordance with Section 9100 of the Chartered Professional Accountants of Canada (CPA Canada) Handbook – Assurance. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below, either for the purpose for which this report has been requested or for any other purpose.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Issuer, provided us with the following information:
a.
An electronic data file labeled “US_ASSET_DATA_TAPE_AUG2015_PostClose.xlsb” (the “Provided Data Tape”), which the Sponsor, on behalf of the Issuer, indicated contains information as of 31 August 2015 (the “Cut-off Date”) on a population of automobile leases and loans (the “Statistical Receivables”) that are expected to be representative of the Receivables,

b.	Imaged copies of:
i.
Certain printed screen shots of the Manual Capping Screen, Billing Detail Inquiry Screen, and Management Billing Detail from the Sponsor’s lease/loan servicing system (collectively, the “Automobile Lease Documents”),

ii.	The unit invoice, capitalization chart or evidence of cash disbursement in the instance where no unit invoice is available (the “Capitalized Cost Documents”),
iii.	The certificate of title, vehicle registration or vehicle registration inquiry report or online registration title approval (collectively, the “Title”),
iv.	The operating lease agreement, assumption agreement, purchase agreement or letter of intent (collectively, the “Master Lease Agreement”),
v.	The rate schedule detailing the type of rate and benchmark or index rate to be applied (the “Rate Schedule”),
vi.	The credit file and any amendments thereto (collectively, the “Credit File”),

vii.
The certificate indicating insurance coverage (the “Certificate of Insurance Coverage”, and together with the Automobile Lease Documents, Capitalized Cost Documents, Title, Master Lease Agreement, Rate Schedule and Credit File, the “Source Documents” relating to the Sample Contracts (as defined in Attachment A)),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Provided Data Tape, which are listed in Attachment A,
d.	The list of additional automobile lease procedures (the "Additional Automobile Lease Procedures"), which are listed on Exhibit 2 to Attachment A,
e.	Instructions, assumptions and methodologies (which are described in Attachment A).

The procedures in Attachment A were limited to comparing certain information that is further described in Attachment A.  The Issuer is responsible for the Provided Data Tape, the Source Documents, the Sample Characteristics, the Additional Automobile Lease Procedures and the determination of the instructions, assumptions and methodologies that are described herein.   We were not requested to perform and we have not performed any further procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Data Tape.  We have not verified, and we make no representation as to the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by the Sponsor, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Receivables or Statistical Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by CPA Canada on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Receivables,
iii.	Whether the originator of the Receivables complied with federal, state or local laws or regulations or,
iv.
Any other factor or characteristic of the Receivables that would be material to the likelihood that the Issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

Sincerely,

/s/ Ernst & Young LLP

30 November 2015

Attachment A

Procedures performed and our associated findings

1.
As instructed by the Sponsor, on behalf of the Issuer, we randomly selected 132 contracts from the Provided Data Tape (the “Sample Contracts”) with the Reporting Entity "V12". For the purpose of this procedure, the Sponsor, on behalf of the Issuer, did not inform us as to the basis or methodology they used to determine the number of Sample Contracts they instructed us to select from the Provided Data Tape.

2.
For each Sample Contract, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Provided Data Tape, to the corresponding information located on the Source Documents.  The Source Documents that we were instructed by the Sponsor, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

3.
As instructed by the Sponsor, on behalf of the Issuer, for each of the Sample Contracts, we performed the Additional Automobile Lease Procedures listed on Exhibit 2 to Attachment A using the corresponding information located on the Source Documents. The Source Documents that we were instructed by the Sponsor, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. Except for the information shown on Exhibits 3, 4 and 5 to Attachment A, all such compared information was in agreement. Additionally, as part of our procedures, we have:

	a.	Attached as Exhibit 4, a listing noting Title Holders and Lien Holders we observed as shown on the Title for each Sample Contract.
	b.	Attached as Exhibit 5, a listing noting the entity that is identified as the certificate holder as shown on the Certificate of Insurance Coverage (the “Certificate Holder”).

Exhibit 1 to Attachment A

Sample Characteristics – Data Tape

Sample Characteristics	Source Documents	Notes
Unit number	Automobile Lease Documents
Fleet number	Automobile Lease Documents
Vehicle make	Automobile Lease Documents
Vehicle model	Automobile Lease Documents
Vehicle type	Automobile Lease Documents
Lease term	Automobile Lease Documents
Vehicle index rate	Automobile Lease Documents, Rate Schedule	1
Vehicle spread rate	Automobile Lease Documents, Rate Schedule	1
Fixed benchmark rate	Automobile Lease Documents, Rate Schedule	2
Fixed spread rate	Automobile Lease Documents, Rate Schedule	2
Vehicle capitalized cost	Automobile Lease Documents, Capitalized Cost Documents
In-service date	Automobile Lease Documents
Current book value as of the Cut-off Date	Automobile Lease Documents

Notes:
	1.	This Sample Characteristic applies only to floating rate contracts.
	2.	This Sample Characteristic applies only to fixed rate contracts.

Exhibit 2 to Attachment A

Additional Automobile Lease Procedures

Additional Automobile Lease Procedures	Source Documents	Notes
Observe whether (i) the title owner is Gelco Corporation, Gelco Corporation LSR, Gelco Fleet
Trust, Gelco Fleet Trust LSR or GE Capital Commercial, Inc. and (ii) ) the lien holder is General
Electric Capital Corporation, GE Title Agent, LLC, GE Capital Bank, or Gelco Corporation.
Title
Observe whether a signature or e-signature is on the Master Lease Agreement by an authorized representative of Gelco Fleet Trust or another applicable subsidiary of the Sponsor	Master Lease Agreement
For each "active lessee", observe whether the Credit File (i) contains an electronic signature approval, and (ii) the expiry date noted on the respective form has not expired as of the Cut-off Date	Credit File
Observe the Certificate of Insurance Coverage for the Certificate Holder and detail the entity identified in a listing in Exhibit 5	Certificate of Insurance Coverage

Exhibit 3 to Attachment A

Sample Characteristic Differences – Data Tape

Log number	Sample Characteristic	Provided Data Tape value	Source Document value	Notes
9088885	Fixed Spread Rate	0.0115	0.01	1
9120651	Fixed Spread Rate	0.0115	0.01	1
9120829	Fixed Spread Rate	0.0115	0.01	1
8731031	Fixed Benchmark Rate	0	0.0039
8763282	Fixed Benchmark Rate	0	0.0035
8925533	Fixed Benchmark Rate	0	0.0039

Notes:
1.
We were instructed by the Sponsor, on behalf of the Issuer, to use the Rate Schedule as the Source Document for the purpose of comparing the fixed spread rate for the sample contracts referenced above.

Exhibit 4 to Attachment A

Listing of Title Holders and Lien Holders

Log Number	Client Number	Lessee	Title Owner	Lien Holder	Notes
8563762	6296	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
8610325	3663	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
8669313	5777	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
8670758	5777	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
8673472	327681	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
8681252	3663	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
8683350	1400	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
8719579	3663	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
8731031	204261	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
8731928	6296	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
8758167	5767	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
8763282	204261	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
8794440	3663	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
8802789	9089	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
8806033	9089	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
8807955	1400	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
8810579	9089	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
8816810	9089	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
8826162	250299	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
8829972	5837	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
8835582	5767	[Redacted]	GE Capital Commercial Inc LSR	GE Capital Bank
8840045	5777	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
8870021	308417	[Redacted]	Gelco Fleet Trust LSR	GE Title Agent, LLC
8884967	3663	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
8906161	7035	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
8909945	358	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
8913075	61	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
8917578	5903	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
8925533	204261	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
8991250	5868	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
8992718	5784	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
8998084	5868	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9026859	6296	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9038241	103754	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9046121	327681	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9046306	327681	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9051192	327681	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9052120	327681	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9053180	102380	[Redacted]	Gelco Corporation	GE Capital Corporation
9054245	5669	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9056620	3663	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9072928	5946	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9074207	5929	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9075800	5927	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9076641	327681	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9076820	327681	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9082908	3703	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9087142	92688	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC

Exhibit 4 to Attachment A

Log Number	Client Number	Lessee	Title Owner	Lien Holder	Notes
9088885	3703	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9090058	3703	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9093866	5929	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9107656	5767	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
9112004	4873	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9116192	917	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9120651	3703	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9120829	3703	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9123696	3652	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9125812	3663	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9131603	2838	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
9134806	3663	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9139753	702000	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9145471	5970	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9156091	3663	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9156695	3703	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9161791	3703	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9162806	5945	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9185442	5985	[Redacted]	Gelco Fleet Trust LSR	GE Title Agent, LLC
9187835	5767	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
9201195	5837	[Redacted]	GE Fleet Trust	GE Title Agent, LLC
9213341	5929	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9216531	5945	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9223766	2378	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
9232436	5868	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9233934	358	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9239242	3703	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9245696	5868	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9248029	702000	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9249154	4874	[Redacted]	[Redacted]	GE Title Agent, LLC	1
9250992	358	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9252654	102287	[Redacted]	[Redacted]	Gelco Fleet Trust LSR	1
9254119	5973	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9256109	5973	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9258628	7012	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
9261636	4961	[Redacted]	Gelco Fleet Trust LSR	GE Title Agent, LLC
9263632	3663	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9267033	7251	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9268368	702000	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9273892	917	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9274879	3663	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9276640	3663	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9279474	4961	[Redacted]	Note 2	Note 2	2
9290380	5885	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9291178	4961	[Redacted]	Gelco Fleet Trust LSR	GE Title Agent, LLC
9292719	702000	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9300439	4761	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9301044	4761	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
9304134	102380	[Redacted]	Gelco Fleet Trust C/O [Redacted]	GE Title Agent, LLC

Exhibit 4 to Attachment A

Log Number	Client Number	Lessee	Title Owner	Lien Holder	Notes
9307670	4750	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9309386	4750	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9314249	4448	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9317491	4448	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
9318603	4448	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9321475	4448	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9328901	5934	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9330389	4472	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9348189	103754	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9356290	5797	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
9358057	4448	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
9359737	4448	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
9360765	7325	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9361688	7325	[Redacted]	GE Capital Commercial Inc - [Redacted]	GE Capital Bank
9362508	7325	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9363278	7182	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9364401	7217	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9367293	4071	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9368794	4961	[Redacted]	Gelco Fleet Trust LSR	GE Title Agent, LLC
9369893	4961	[Redacted]	Gelco Fleet Trust LSR	GE Title Agent, LLC
9372230	7323	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9373844	4961	[Redacted]	Gelco Fleet Trust LSR	GE Title Agent, LLC
9380807	5934	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9382040	3663	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9385441	4961	[Redacted]	Gelco Fleet Trust LSR	GE Title Agent, LLC
9388319	4448	[Redacted]	GE Capital Commercial Inc	GE Capital Bank
9390214	4961	[Redacted]	Note 2	Note 2	2
9393365	917	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9394986	5893	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9405271	7325	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9406343	358	[Redacted]	Gelco Corporation	GE Title Agent, LLC
9410193	4448	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9437591	702000	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
9446693	7354	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC
8815900	702000	[Redacted]	Gelco Fleet Trust	GE Title Agent, LLC

Notes:
	1.	We noted that the titles for these units do not have Gelco Corporation, Gelco Corporation LSR, Gelco Fleet Trust, Gelco Fleet Trust LSR, or GE Capital Commercial, Inc. as the title owner.
	2.	We noted that the titles for these units are not available. Representatives of the Sponsor have informed us that these units are in the process of being titled.

Exhibit 5 to Attachment A

Listing of Certificate of Insurance Holders

Log Number	Client Number	Lessee	Certificate Holder
8563762	6359	[Redacted]	Gelco Corporation dba Fleet Services
8610325	3663	[Redacted]	Gelco Corporation dba Fleet Services
8669313	5777	[Redacted]	Gelco Corporation dba Fleet Services
8670758	5777	[Redacted]	Gelco Corporation dba Fleet Services
8673472	327681	[Redacted]	Gelco Corporation dba Fleet Services
8681252	3663	[Redacted]	Gelco Corporation dba Fleet Services
8683350	5743	[Redacted]	Gelco Corporation dba Fleet Services
8719579	3663	[Redacted]	Gelco Corporation dba Fleet Services
8731031	204261	[Redacted]	Gelco Corporation dba Fleet Services
8731928	6359	[Redacted]	Gelco Corporation dba Fleet Services
8758167	5767	[Redacted]	Gelco Corporation dba Fleet Services
8763282	204261	[Redacted]	Gelco Corporation dba Fleet Services
8794440	3663	[Redacted]	Gelco Corporation dba Fleet Services
8802789	8149	[Redacted]	Gelco Corporation dba Fleet Services
8806033	8149	[Redacted]	Gelco Corporation dba Fleet Services
8807955	5743	[Redacted]	Gelco Corporation dba Fleet Services
8810579	8199	[Redacted]	Gelco Corporation dba Fleet Services
8816810	8149	[Redacted]	Gelco Corporation dba Fleet Services
8826162	250299	[Redacted]	Gelco Corporation dba Fleet Services
8829972	5837	[Redacted]	Gelco Corporation dba Fleet Services
8835582	5767	[Redacted]	Gelco Corporation dba Fleet Services
8840045	5777	[Redacted]	Gelco Corporation dba Fleet Services
8870021	308417	[Redacted]	Gelco Corporation dba Fleet Services
8884967	3663	[Redacted]	Gelco Corporation dba Fleet Services
8906161	107395	[Redacted]	Gelco Corporation dba Fleet Services
8909945	358	[Redacted]	Gelco Corporation dba Fleet Services
8913075	161	[Redacted]	Gelco Corporation dba Fleet Services
8917578	5903	[Redacted]	Gelco Corporation dba Fleet Services
8925533	204261	[Redacted]	Gelco Corporation dba Fleet Services
8991250	5868	[Redacted]	Gelco Corporation dba Fleet Services
8992718	5784	[Redacted]	Gelco Corporation dba Fleet Services
8998084	5868	[Redacted]	Gelco Corporation dba Fleet Services
9026859	6359	[Redacted]	Gelco Corporation dba Fleet Services
9038241	103754	[Redacted]	Gelco Corporation dba Fleet Services
9046121	327681	[Redacted]	Gelco Corporation dba Fleet Services
9046306	327681	[Redacted]	Gelco Corporation dba Fleet Services
9051192	327681	[Redacted]	Gelco Corporation dba Fleet Services
9052120	327681	[Redacted]	Gelco Corporation dba Fleet Services
9053180	102380	[Redacted]	Gelco Corporation dba Fleet Services
9054245	5669	[Redacted]	Gelco Corporation dba Fleet Services
9056620	3663	[Redacted]	Gelco Corporation dba Fleet Services
9072928	5946	[Redacted]	Gelco Corporation dba Fleet Services
9074207	5929	[Redacted]	Gelco Corporation dba Fleet Services
9075800	5927	[Redacted]	Gelco Corporation dba Fleet Services
9076641	327681	[Redacted]	Gelco Corporation dba Fleet Services
9076820	327681	[Redacted]	Gelco Corporation dba Fleet Services
9082908	3703	[Redacted]	Gelco Corporation dba Fleet Services
9087142	92688	[Redacted]	Gelco Corporation dba Fleet Services
9088885	3703	[Redacted]	Gelco Corporation dba Fleet Services
9090058	3703	[Redacted]	Gelco Corporation dba Fleet Services
9093866	5929	[Redacted]	Gelco Corporation dba Fleet Services
9107656	5767	[Redacted]	Gelco Corporation dba Fleet Services

Exhibit 5 to Attachment A

Log Number	Client Number	Lessee	Certificate Holder
9112004	4873	[Redacted]	Gelco Corporation dba Fleet Services
9116192	917	[Redacted]	Gelco Corporation dba Fleet Services
9120651	3703	[Redacted]	Gelco Corporation dba Fleet Services
9120829	3703	[Redacted]	Gelco Corporation dba Fleet Services
9123696	3652	[Redacted]	Gelco Corporation dba Fleet Services
9125812	3663	[Redacted]	Gelco Corporation dba Fleet Services
9131603	2838	[Redacted]	Gelco Corporation dba Fleet Services
9134806	3663	[Redacted]	Gelco Corporation dba Fleet Services
9139753	702012	[Redacted]	Gelco Corporation dba Fleet Services
9145471	5970	[Redacted]	Gelco Corporation dba Fleet Services
9156091	3663	[Redacted]	Gelco Corporation dba Fleet Services
9156695	3703	[Redacted]	Gelco Corporation dba Fleet Services
9161791	3703	[Redacted]	Gelco Corporation dba Fleet Services
9162806	5945	[Redacted]	Gelco Corporation dba Fleet Services
9185442	5985	[Redacted]	Gelco Corporation dba Fleet Services
9187835	5768	[Redacted]	Gelco Corporation dba Fleet Services
9201195	5837	[Redacted]	Gelco Corporation dba Fleet Services
9213341	5929	[Redacted]	Gelco Corporation dba Fleet Services
9216531	5945	[Redacted]	Gelco Corporation dba Fleet Services
9223766	2378	[Redacted]	Gelco Corporation dba Fleet Services
9232436	5868	[Redacted]	Gelco Corporation dba Fleet Services
9233934	358	[Redacted]	Gelco Corporation dba Fleet Services
9239242	3703	[Redacted]	Gelco Corporation dba Fleet Services
9245696	5868	[Redacted]	Gelco Corporation dba Fleet Services
9248029	702012	[Redacted]	Gelco Corporation dba Fleet Services
9249154	4874	[Redacted]	Gelco Corporation dba Fleet Services
9250992	358	[Redacted]	Gelco Corporation dba Fleet Services
9252654	102287	[Redacted]	Gelco Corporation dba Fleet Services
9254119	5973	[Redacted]	Gelco Corporation dba Fleet Services
9256109	5973	[Redacted]	Gelco Corporation dba Fleet Services
9258628	7012	[Redacted]	Gelco Corporation dba Fleet Services
9261636	4961	[Redacted]	Gelco Corporation dba Fleet Services
9263632	3663	[Redacted]	Gelco Corporation dba Fleet Services
9267033	7251	[Redacted]	Gelco Corporation dba Fleet Services
9268368	702012	[Redacted]	Gelco Corporation dba Fleet Services
9273892	917	[Redacted]	Gelco Corporation dba Fleet Services
9274879	3663	[Redacted]	Gelco Corporation dba Fleet Services
9276640	3663	[Redacted]	Gelco Corporation dba Fleet Services
9279474	4961	[Redacted]	Gelco Corporation dba Fleet Services
9290380	5885	[Redacted]	Gelco Corporation dba Fleet Services
9291178	4961	[Redacted]	Gelco Corporation dba Fleet Services
9292719	702012	[Redacted]	Gelco Corporation dba Fleet Services
9300439	4761	[Redacted]	Gelco Corporation dba Fleet Services
9301044	4761	[Redacted]	Gelco Corporation dba Fleet Services
9304134	102380	[Redacted]	Gelco Corporation dba Fleet Services
9307670	916	[Redacted]	Gelco Corporation dba Fleet Services
9309386	916	[Redacted]	Gelco Corporation dba Fleet Services
9314249	4448	[Redacted]	Gelco Corporation dba Fleet Services
9317491	4448	[Redacted]	Gelco Corporation dba Fleet Services
9318603	4448	[Redacted]	Gelco Corporation dba Fleet Services
9321475	4448	[Redacted]	Gelco Corporation dba Fleet Services
9328901	104909	[Redacted]	Gelco Corporation dba Fleet Services
9330389	4472	[Redacted]	Gelco Corporation dba Fleet Services
9348189	103754	[Redacted]	Gelco Corporation dba Fleet Services

Exhibit 5 to Attachment A

Log Number	Client Number	Lessee	Certificate Holder
9356290	5795	[Redacted]	GE Fleet Services of Puerto Rico
9358057	4448	[Redacted]	Gelco Corporation dba Fleet Services
9359737	4448	[Redacted]	Gelco Corporation dba Fleet Services
9360765	7325	[Redacted]	Gelco Corporation dba Fleet Services
9361688	7325	[Redacted]	Gelco Corporation dba Fleet Services
9362508	7325	[Redacted]	Gelco Corporation dba Fleet Services
9363278	7182	[Redacted]	Gelco Corporation dba Fleet Services
9364401	7217	[Redacted]	Gelco Corporation dba Fleet Services
9367293	4071	[Redacted]	Gelco Corporation dba Fleet Services
9368794	4961	[Redacted]	Gelco Corporation dba Fleet Services
9369893	4961	[Redacted]	Gelco Corporation dba Fleet Services
9372230	7323	[Redacted]	Gelco Corporation dba Fleet Services
9373844	4961	[Redacted]	Gelco Corporation dba Fleet Services
9380807	104909	[Redacted]	Gelco Corporation dba Fleet Services
9382040	3663	[Redacted]	Gelco Corporation dba Fleet Services
9385441	4961	[Redacted]	Gelco Corporation dba Fleet Services
9388319	4448	[Redacted]	Gelco Corporation dba Fleet Services
9390214	4961	[Redacted]	Gelco Corporation dba Fleet Services
9393365	917	[Redacted]	Gelco Corporation dba Fleet Services
9394986	5893	[Redacted]	Gelco Corporation dba Fleet Services
9405271	7325	[Redacted]	Gelco Corporation dba Fleet Services
9406343	358	[Redacted]	Gelco Corporation dba Fleet Services
9410193	4448	[Redacted]	Gelco Corporation dba Fleet Services
9437591	702012	[Redacted]	Gelco Corporation dba Fleet Services
9446693	7354	[Redacted]	Gelco Corporation dba Fleet Services
8815900	702000	[Redacted]	Gelco Corporation dba Fleet Services